Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2023		Mar. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 6,589		$ 6,944
Financial assets at fair value through profit or loss mandatory	197		305
Financial assets at fair value through OCI equity instruments designated upon initial recognition	24		26
Financial assets at fair value through OCI mandatory	1,929		2,089
Financial assets total carrying value	8,739		9,364
Financial assets total fair value	8,757		9,395
Financial liabilities amortised cost	3,592		3,256
Financial liabilities at fair value through profit or loss mandatory	93		110
Financial liabilities at fair value through OCI mandatory	2
Financial liabilities total carrying value	3,687		3,366
Financial liabilities total fair value	3,687		3,366
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	470		545
Financial liabilities total carrying value	470		545
Financial liabilities total fair value	470		545
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,010		722
Financial liabilities total carrying value	1,010		722
Financial liabilities total fair value	1,010		722
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	8		8
Financial liabilities at fair value through OCI mandatory	2
Financial liabilities total carrying value	10		8
Financial liabilities total fair value	10		8
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	73
Financial liabilities at fair value through profit or loss mandatory	73		86
Financial liabilities total carrying value	73		86
Financial liabilities total fair value	73		86
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	2,112		1,989
Financial liabilities total carrying value	2,124		2,005
Financial liabilities total fair value	2,124		2,005
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	12		16
Financial liabilities total fair value	12		16
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	1,481		2,305
Financial assets total carrying value	1,481		2,305
Financial assets total fair value	1,481		2,305
Liquid Mutual Funds
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	119		266
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	119		266
Financial assets total carrying value	119		266
Financial assets total fair value	119		266
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	233		280
Financial assets at fair value through OCI mandatory	1,400		1,634
Financial assets total carrying value	1,633		1,914
Financial assets total fair value	1,661	[1]	1,957	[2]
Target Maturity Fund Units
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	49
Target Maturity Fund Units | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	49
Financial assets total carrying value	49
Financial assets total fair value	49
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	435		452
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	435		452
Financial assets total carrying value	435		452
Financial assets total fair value	435		452
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	90
Commercial Paper | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	90
Financial assets total carrying value	90
Financial assets total fair value	90
Unquoted Compulsorily Convertible Debentures
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value			1
Unquoted Compulsorily Convertible Debentures | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory			1
Financial assets total carrying value			1
Financial assets total fair value			1
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	24		29
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory			3
Financial assets at fair value through OCI equity instruments designated upon initial recognition	24		26
Financial assets total carrying value	24		29
Financial assets total fair value	24		29
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	21		19
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	21		19
Financial assets total carrying value	21		19
Financial assets total fair value	21		19
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	3,094		2,995
Financial assets total carrying value	3,094		2,995
Financial assets total fair value	3,094		2,995
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	1,157	[3]	838	[4]
Financial assets total carrying value	1,157	[3]	838	[4]
Financial assets total fair value	1,157	[3]	838	[4]
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	624		526
Financial assets total carrying value	624		526
Financial assets total fair value	614	[5]	514	[6]
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory			16
Financial assets at fair value through OCI mandatory	4		3
Financial assets total carrying value	12		19
Financial assets total fair value	12		$ 19
Derivative Financial Instruments | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	$ 8

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued
[3]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[4]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[5]	Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
[6]	Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million